Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Operating Activities
Net loss	$ (30,757)	$ (10,731)	$ (14,562)	$ (18,633)	$ (100,630)	$ (131,387)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	14	24	31	32	154	169
Amortization of debt issuance costs	88	24	47		47	135
Accretion of debt discount	87	30	59		59	146
Non-cash change in fair value of warrant liability	1,231	332	366	7	382	1,612
Non-cash change in fair value of investor rights liability					(683)	(683)
Share-based compensation	1,607	283	640	248	1,190	2,797
Series A-1, Series B-1 and Junior Preferred Stock issued for acquired technology and licenses				500	9,500
Accrued interest expense converted to Series A Preferred Stock					2	2
Changes in operating assets and liabilities:
Prepaid expense and other current assets	(2,052)	27	21	135	(56)	(2,107)
Other receivables		1,036	1,036	(738)
Security deposits	(11)			(1)	(158)	(170)
Accrued clinical drug supplies and trial costs	2,464	(1,039)	(484)	(822)	1,013	3,477
Accounts payable and accrued expenses	3,040	787	(236)	173	1,391	4,431
Deferred rent		(22)	(22)	(24)
Net cash used in operating activities	(23,198)	(9,249)	(13,104)	(19,123)	(87,789)	(110,987)
Investing Activities
Purchase of marketable securities					(4,238)	(4,238)
Maturities of marketable securities				3,400	4,250	4,250
Purchase of property and equipment	(5)			(4)	(196)	(201)
Net cash provided by (used in) investing activities	(5)			3,396	(184)	(189)
Financing Activities
Payment of debt issuance costs	(43)	(263)	(377)		(377)	(421)
Proceeds from issuance of common stock		2	2	4	124	124
Proceeds from issuance of notes payable, net			11,387		11,596	210
Proceeds from issuance of preferred stock, net	49,699			14,990	80,934	130,632
Net cash provided by financing activities	254,978	7,199	11,012	14,994	92,277	347,255
Net change in cash and cash equivalents	231,775	(2,050)	(2,092)	(733)	4,304	236,079
Cash and cash equivalents
Beginning of period	4,304	6,396	6,396	7,129
End of period	236,079	4,346	4,304	6,396	4,304	236,079
Supplemental disclosures of cash flow information
Accreted dividends on Series A, Series A-1, Series B and Series B-1 Preferred Stock	5,891	5,288	7,063	6,838	27,155	33,046
Notes payable and accrued interest converted to Series A Preferred Stock					$ 212	$ 212